FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of capital structure
The Company’s capital structure and its calculation of total net debt and the total net debt to adjusted funds flow ratio as defined by the Company is as follows:

Debt to Adjusted Funds Flow Ratio
	Year ended December 31,
($000s, except where noted)	2018		2017
Shareholders’ equity	672,725		774,022

Credit Facilities	47,763		52,066
Adjusted working capital deficiency (1)	20,740		23,926
Subtotal	68,503		75,992
Second Lien Notes (mature on September 11, 2023)(2)	137,097		—
Senior Notes (mature May 15, 2020) (2)	196,000		305,409
Net debt (1)	401,600		381,401
Convertible Debentures (liability component)	41,732		39,426
Total net debt (1) at year end	443,332		420,827

Debt to adjusted funds flow ratio (annualized) (3) (4)
Adjusted funds flow (4) (annualized)	62,032		62,800
Net debt (1) to periods adjusted funds flow ratio (annualized) (3)	6.5	x	6.1	x
Total net debt to periods adjusted funds flow ratio (annualized) (3)	7.1	x	6.7	x

Debt to adjusted funds flow ratio (4)
Adjusted funds flow for the year (4)	48,025		58,240
Net debt (1) to adjusted funds flow ratio (4) for the year	8.4	x	6.5	x
Total net debt (1) to adjusted funds flow ratio (4) for the year	9.2	x	7.2	x
(1) Net debt and total net debt as presented do not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. The Company’s calculation of total net debt excludes other deferred liabilities, long-term risk management contract liabilities and decommissioning liabilities. Total net debt includes the adjusted working capital deficiency, amounts outstanding under Credit Facilities, Second Lien Notes, Senior Notes and Convertible Debentures (liability component). The adjusted working capital deficiency as presented does not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. The Company calculated adjusted working capital deficiency as net working capital deficiency excluding current risk management contract assets and liabilities, current portion of other deferred liabilities, current portion of Credit Facilities and current portion of decommissioning liability. Net debt excludes the liability component of Convertible Debentures that is included in total net debt.
(2) For the year ended December 31, 2018, Second Lien Notes and Senior Notes includes an unrealized foreign exchange loss of $18.6 million (2017: $22.2 million gain) and does not include an unrealized gain of $3.4 million (2017: $3.9 million loss) on foreign exchange contracts.
(3) For the years ended December 31, 2018 and 2017, net debt and total net debt to period’s adjusted funds flow ratio (annualized) is calculated based upon fourth quarter adjusted funds flow annualized.
(4) Adjusted funds flow as presented do not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. Adjusted funds flow is calculated as cash flow from operating activities, excluding decommissioning costs incurred, changes in non-cash working capital incurred, and transaction costs.

Disclosure of credit risk exposure
As at December 31, 2018, accounts receivable was comprised of the following:

Aging ($000s)	Not past due (less than 90 days)	Past due (90 days or more)	Total
Joint venture and other trade accounts receivable	$6,672	$8,316	$14,988
Revenue and other accruals	23,252	297	23,549

Less: Allowance for expected credit loss
Balance, beginning of year	—	(889)	(889)
Provision	—	(693)	(693)
Balance, end of year	—	(1,582)	(1,582)

Total accounts receivable	$29,924	$7,031	$36,955

Disclosure of maturity analysis for non-derivative financial liabilities
The following are the contractual maturities of financial liabilities as at December 31, 2018:

Liabilities ($000s)	Total	< 1 Year	1-3 Years	3-5 Years	More than 5 years
Accounts payable and accrued liabilities	$61,211	$61,211	$—	$—	$—
Risk management liability	2,569	917	1,652	—	—
Credit Facilities	47,763	47,763	—	—	—
Second Lien Notes (1)(2)	139,331	—	—	139,331	—
Senior Notes (1)	198,904	—	198,904	—	—
Convertible Debentures (1)	50,000	—	50,000	—	—
Finance lease obligation	5,721	475	938	915	3,393
Total	$505,499	$110,366	$251,494	$140,246	$3,393
(1) Principal amount of the instruments
(2) Maturity date of Second Lien Notes will be accelerated to March 14, 2020 if more than US$25 million principal amount of Senior Notes remaining outstanding as at March 14, 2020.

Disclosure of commodity price risk management
As at December 31, 2018, the Company has entered into commodity price risk management arrangements as follows:
Natural gas fixed price arrangements

Type		Period	Volume	Price		Index
Natural gas fixed	Financial	January 2019	10,000 GJ/d	$2.54	CDN	AECO
Natural gas fixed	Financial	February 2019	10,000 GJ/d	$2.43	CDN	AECO
Natural gas fixed	Financial	April 1, 2019 to October 31, 2019	20,000 GJ/d	$1.79	CDN	AECO
Natural gas basis differential arrangements

Type		Period	Volume	Price		Index
Natural gas	Financial	April 1, 2019 to October 31, 2020	10,551 GJ/d	$(1.17	)US	AECO 7A/NYMEX
Natural gas	Financial	January 1, 2019 to October 31, 2020	10,551 GJ/d	$(1.19	)US	AECO 7A/NGI Chicago
Natural gas	Financial	January 1, 2019 to October 31, 2020	5,275 GJ/d	$(1.23	)US	AECO/Dawn Gas Daily

Crude oil call option arrangements

Type		Period	Volume	Price		Index
Oil	Financial	January 1, 2019 to December 31, 2019	1,000 bbl/d	$87.50	CDN	WTI - NYMEX
Oil	Financial	January 1, 2020 to December 31, 2020	1,000 bbl/d	$77.90	CDN	WTI - NYMEX
At December 31, 2018, the Company had the following contracts with customers for the sale of future production:

Commodity	Period	Volume	Price
NGL product mix	January 1, 2019 - March 31, 2026	10,000 bbl/d	Varying indices for the relative components of the product mix
Natural gas	January 1, 2019 - October 31, 2020	20,000 MMBtu/d	Chicago
Natural gas	January 1, 2019 - October 31, 2020	25,000 MMBtu/d	Dawn
Natural gas	January 1, 2019 - October 31, 2020	15,000 MMBtu/d	Malin

Disclosure of fair value measurement of assets
The following is a summary of the net risk management asset (liability) as at December 31, 2018 and December 31, 2017:

($000s)	2018	2017
Current portion commodity contract asset	$9,852	$31,910
Commodity contract asset (long term)	3,291	1,213
Current portion commodity contract liability	(917)	(4,468)
Commodity contract liability (long term)	(1,652)	—
Foreign exchange contract liability (long term)	—	(3,422)
Net risk management asset (liability)	$10,574	$25,233
The fair value of financial assets and liabilities, excluding working capital and Credit Facilities discussed above, is attributable to the following fair value hierarchy levels at December 31, 2018 and December 31, 2017:

($000s)		Fair Value
2018	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	13,143	—	13,143	—
Financial liabilities
Risk management liability	2,569	—	2,569	—
Finance lease obligation	5,721	—	7,494	—
Second Lien Notes (3)	137,097	—	139,337	—
Senior Notes (2)	196,000	—	119,342	—
Convertible Debentures (1)	41,732	—	22,500	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $45.00 per Debenture as at December 31, 2018, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $60.00 per Senior Note as at December 31, 2018.
(3) The fair value of Second Lien Notes approximates the carrying value given the September 11, 2018 date of issuance and additional notes issued on December 11, 2018 at the same terms.

($000s)		Fair Value
2017	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	33,123	—	33,123	—
Financial liabilities
Risk management liability	7,890	—	7,890	—
Finance lease obligation	6,891	—	8,932	—
Convertible Debentures (1)	39,426	—	46,000	—
Senior Notes (2)	305,409	—	299,258	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $92.00 per Debenture as at December 31, 2017, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $95.63 per Senior Note as at December 31, 2017.

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities, excluding working capital and Credit Facilities discussed above, is attributable to the following fair value hierarchy levels at December 31, 2018 and December 31, 2017:

($000s)		Fair Value
2018	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	13,143	—	13,143	—
Financial liabilities
Risk management liability	2,569	—	2,569	—
Finance lease obligation	5,721	—	7,494	—
Second Lien Notes (3)	137,097	—	139,337	—
Senior Notes (2)	196,000	—	119,342	—
Convertible Debentures (1)	41,732	—	22,500	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $45.00 per Debenture as at December 31, 2018, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $60.00 per Senior Note as at December 31, 2018.
(3) The fair value of Second Lien Notes approximates the carrying value given the September 11, 2018 date of issuance and additional notes issued on December 11, 2018 at the same terms.

($000s)		Fair Value
2017	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	33,123	—	33,123	—
Financial liabilities
Risk management liability	7,890	—	7,890	—
Finance lease obligation	6,891	—	8,932	—
Convertible Debentures (1)	39,426	—	46,000	—
Senior Notes (2)	305,409	—	299,258	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $92.00 per Debenture as at December 31, 2017, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $95.63 per Senior Note as at December 31, 2017.